LONG-TERM DEBT - Credit Facility (Details) - Credit Facility - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 22, 2021
Other Current Assets
Aggregate financing commitment	$ 1,199,100	$ 1,199,100,000	$ 1,200,000
Outstanding borrowings	0	0
Outstanding letters of credit	900	900
Proceeds from credit facility	100,000	595,000
Repayments of debt	$ 100,000	$ 595,000
Minimum
Other Current Assets
Incremental credit uncommitted			300,000
Standby fee (in percent)	0.09%
Maximum
Other Current Assets
Incremental credit uncommitted			$ 600,000
Standby fee (in percent)	0.25%
Base rate advances | Minimum
Other Current Assets
Interest rate	0.00%
Base rate advances | Maximum
Other Current Assets
Interest rate	1.00%
LIBOR advances | Minimum
Other Current Assets
Interest rate	1.00%
LIBOR advances | Maximum
Other Current Assets
Interest rate	2.00%
Performance letters of credit | Minimum
Other Current Assets
Interest rate	0.60%
Performance letters of credit | Maximum
Other Current Assets
Interest rate	1.20%